Offsets	Sep. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 13E-3
File Number	005-92830
Initial Filing Date	Sep. 22, 2026
Fee Offset Claimed	$ 86,312.50
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	ReNew Energy Global plc
Form or Filing Type	SC 13E-3
File Number	005-92830
Filing Date	Sep. 22, 2026
Fee Paid with Fee Offset Source	$ 86,312.50